Equity (Details) - USD ($)			3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 16, 2021	Oct. 04, 2019	Mar. 31, 2021	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Aggregate cash amount for new issuances			$ 11,500,000			$ 25,000 [1]
BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Aggregate cash amount for new issuances							$ 15,000,000		$ 25,000,000
Preferred units exchanged for convertible notes (in shares)	25,000
Preferred units exchanged for convertible notes	$ 5,568,000						$ (30,568,000)
Tax Distributions payable				$ 11,409,000		5,930,000		$ 11,409,000	5,930,000
BCP QUALTEK HOLDCO, LLC | Preferred units
Class of Stock [Line Items]
Aggregate cash amount for new issuances									$ 25,000,000
Number of shares issued									25,000
Preferred units exchanged for convertible notes (in shares)							(25,000)
Preferred units exchanged for convertible notes							$ (30,568,000)
Tax Distributions				0	$ 6,694,000	6,800,000		6,700,000	$ 6,800,000
Tax Distributions payable						$ 5,900,000		11,400,000	5,900,000
BCP QUALTEK HOLDCO, LLC | Preferred units | HoldCo LLC Agreement
Class of Stock [Line Items]
Preferred stock, Liquidation preference per share		$ 1,000
Preferred stock, Additional return (in percentage)		12.00%
BCP QUALTEK HOLDCO, LLC | Preferred units | BCP QualTek II LLC,. | HoldCo LLC Agreement
Class of Stock [Line Items]
Aggregate cash amount for new issuances		$ 25,000,000
Number of shares issued		25,000
BCP QUALTEK HOLDCO, LLC | Class P Units | BCP QualTek II LLC,.
Class of Stock [Line Items]
Profit interests related expense				$ 0	$ 0			$ 0	$ 0

[1]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).